RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Components of Net Periodic Benefit Cost
The following table summarizes the components of net periodic pension cost for the years ended December 31, 2012, 2011, and 2010:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Components of net periodic pension cost:
Service cost	$7,082	$6,694	$6,107
Interest cost	2,876	2,521	2,088
Expected return on plan assets	(2,791)	(2,234)	(1,849)
Curtailment	1,517	1,921	—
Amortization of prior service cost	740	1,176	1,784
Amortization of actuarial loss	1,648	393	90
Net periodic pension cost	$11,072	$10,471	$8,220

Detail of Prior Service Cost and Net Actuarial Loss Recognized In Accumulated Other Comprehensive Income
The following table provides detail on prior service cost and net actuarial loss recognized in Accumulated other comprehensive income at December 31, 2012 and 2011:

(Dollars in thousands)	2012	2011
Amounts recognized in Accumulated other comprehensive income:
Prior service cost	$2,574	$3,885
Net actuarial loss	22,364	19,828

Reconciliation of Plans' Benefit Obligation, Plan Assets and Funded Status
The following table sets forth a reconciliation of the plans’ benefit obligation, plan assets and funded status at December 31, 2012 and 2011:

	Year Ended December 31,
(Dollars in thousands)	2012	2011
Change in Projected Benefit Obligation:
Benefit obligation at beginning of period	$67,686	$47,131
Service cost	7,082	6,693
Interest cost	2,876	2,521
Actuarial loss	4,915	10,647
Benefits paid	(1,560)	(793)
Curtailment	945	1,487
Benefit obligation on December 31	$81,944	$67,686
Change in Plan Assets:
Plan assets at fair value, beginning of fiscal year	$38,883	$29,258
Actual net return (loss) on plan assets	3,520	801
Employer contributions	10,685	9,617
Benefits paid	(1,560)	(793)
Plan assets at fair value, end of fiscal year	$51,528	$38,883
Unfunded projected benefit obligation recognized in other liabilities on the consolidated balance sheets	$(30,416)	$(28,803)

Summary of Expected Future Pension Benefit Payments	The following table summarizes expected future pension benefit payments:

(Dollars in thousands)
2013	$1,671
2014	1,926
2015	2,166
2016	2,470
2017	2,922
2018-2022	23,907

Actuarial Assumptions Used In Defined Benefit Pension Plans
The actuarial assumptions used in the defined benefit pension plans were as follows:

	2012	2011	2010
Weighted average assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%	4.30%	5.40%
Rate of compensation increase	N/A	N/A	N/A
Weighted average assumptions used to determine net periodic pension cost for the fiscal year:
Discount rate	4.30%	5.40%	6.00%
Rate of compensation increase	N/A	N/A	N/A
Expected long-term return on plan assets	6.50%	6.50%	7.50%

Schedule of Pension Plan's Asset Allocation
The following table provides the pension plan’s asset allocation on December 31, 2012 and 2011:

	Allocation of Plan Assets
	2012 Targeted Allocation	Allocation on December 31, 2012	2011 Targeted Allocation	Allocation on December 31, 2011
Other securities:	70% - 80%		70% - 80%
Money market funds		1%		3%
Fixed income funds		66%		65%
Other funds		1%		3%
Equity securities:	20% - 30%		20% - 30%
Domestic equity funds - large cap		22%		21%
Domestic equity funds - small cap		5%		4%
International equity funds		5%		4%

Schedule of Pension Plans Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the pension plans’ assets at fair value as of December 31, 2012 and 2011.

(Dollars in thousands)	Total	Level 1	Level 2	Level 3
December 31, 2012
Fixed income funds	$34,021	$34,021	$—	$—
Domestic equity funds - large cap	11,346	—	11,346	—
Domestic equity funds - small cap	2,693	2,693	—	—
International equity funds	2,331	1,164	1,167	—
Money market funds	632	632	—	—
Other funds	505	505	—	—
Total assets at fair value	$51,528	$39,015	$12,513	$—
December 31, 2011
Fixed income funds	$25,274	$—	$25,274	$—
Domestic equity funds - large cap	8,165	—	8,165	—
Domestic equity funds - small cap	1,555	—	1,555	—
International equity funds	1,555	—	1,555	—
Money market funds	1,167	—	1,167	—
Other funds	1,167	—	1,167	—
Total assets at fair value	$38,883	$—	$38,883	$—
Fair value is determined based on the net asset value of units held by the plan at period end.